Share-Based Payment Transactions - Summary of Company's Share Options (Detail) - Two Thousand and Sixteen Plan [Member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	155,059,183	151,133,235	57,835,912
Number of Options, Granted	11,500,000	39,715,000	119,663,533
Number of Options,Exercised	(8,552,187)	(6,511,135)	(25,949,960)
Number of Options, Forfeited	(22,027,291)	(29,277,917)	(416,250)
Number of Options, Ending	135,979,705	155,059,183	151,133,235
Number of Option, Excercisable	67,667,737	78,269,054	41,736,788
Weighted average exercise price, Beginning | $ / shares	$ 0.203	$ 0.169	$ 0.015
Weighted average exercise price, Granted | $ / shares	0.31	0.279	0.256
Weighted average exercise price, Exercised | $ / shares	0.046	0.022	0.232
Weighted average exercise price, Forfeited | $ / shares	0.232	0.169	0.061
Weighted average exercise price, Ending | $ / shares	$ 0.217	$ 0.203	$ 0.169